Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES	NOTE 12 - COMMITMENTS AND CONTINGENCIES: The Israeli subsidiary’s’ (G Medical Innovations Ltd) entire assets and rights were pledged as a floating charge to secure bank borrowings.